Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Overfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	$ 5,166
Assets as at end of the year	5,301	$ 5,166
Overfunded pension plans | Equity pool
Measurement of plan assets
Return on plan assets	14
Assets purchases	39
Level 3
Measurement of plan assets
Return on plan assets	(7)
Level 3 | Overfunded pension plans
Measurement of plan assets
Assets as at beginning of the year	491	637
Return on plan assets	11	38
Assets purchases	71	129
Assets sold during the year	(113)	(170)
Translation adjustment	(34)	(143)
Assets as at end of the year	426	491
Level 3 | Overfunded pension plans | Private equity funds
Measurement of plan assets
Assets as at beginning of the year	126	157
Return on plan assets	10	18
Assets purchases		1
Assets sold during the year	(25)	(15)
Translation adjustment	(8)	(35)
Assets as at end of the year	103	126
Level 3 | Overfunded pension plans | Real estate funds
Measurement of plan assets
Assets as at beginning of the year	5	17
Return on plan assets		(8)
Assets purchases		1
Translation adjustment		(5)
Assets as at end of the year	5	5
Level 3 | Overfunded pension plans | Real estate
Measurement of plan assets
Assets as at beginning of the year	255	323
Return on plan assets	(15)	9
Assets purchases	4	10
Assets sold during the year	(14)	(14)
Translation adjustment	(18)	(73)
Assets as at end of the year	212	255
Level 3 | Overfunded pension plans | Loans to participants
Measurement of plan assets
Assets as at beginning of the year	105	140
Return on plan assets	16	19
Assets purchases	67	117
Assets sold during the year	(74)	(141)
Translation adjustment	(8)	(30)
Assets as at end of the year	$ 106	$ 105